Income tax - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Beginning balance	$ 9,438	$ 4,410	$ 4,365
Additions	6,102	6,105	2,768
Reversals	(1,140)	(1,077)	(2,723)
Ending balance	$ 14,400	$ 9,438	$ 4,410